General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2015
General and Administrative Expense [Abstract]
General and Administrative Expenses [Table Text Block]
	Year ended December 31,
	2015	2014	2013
	(in thousands)
Stock-based compensation	$858	$601	$6,566
Professional fees	741	625	496
Salaries and benefits	747	588	145
Traveling and conference costs	65	30	46
Rent and office-maintenance fees	359	284	46
Investor relations and business development	457	337	–
Other	19	13	56
	$3,246	$2,478	$7,355